Goodwill and Other Intangible Assets (Other Intangible Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-lived Intangible Assets [Roll Forward]
Other intangible assets, beginning balance	$ 7,780	$ 9,323
Acquisitions	3,163	125
Foreign currency translation	(25)	(38)
Intangible Assets, Excluding Goodwill, Discontinued During Period		(1,479)
Amortization of other intangible assets	(160)	(151)	$ (76)
Other intangible assets, ending balance	$ 10,758	$ 7,780	$ 9,323